Risk Report - Credit Risk Management - IFRS 9 Overview of active and expired moratoria (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Loans and advances subject to EBA-compliant moratoria [Member]
IFRS 9 - Overview of active and expired moratoria [Line Items]
Moratoria in Corporate Bank [text value]	€ 519		€ 610
Moratoria in Investment Bank [text value]	108		107
Moratoria in Private Bank [text value]	6,357		7,499
Moratoria in Capital Release Unit [text value]	384		433
Total Moratoria [text value]	7,368		8,649
Loans and advances subject to COVID-19-related forbearance measures [Member]
IFRS 9 - Overview of active and expired moratoria [Line Items]
Moratoria in Corporate Bank [text value]	2,466		2,956
Moratoria in Investment Bank [text value]	3,501		4,353
Moratoria in Private Bank [text value]	928		1,114
Moratoria in Capital Release Unit [text value]	2		0
Total Moratoria [text value]	6,897		8,424
Newly originated loans and advances subject to public guarantee schemes in the context of the COVID-19 crisis [Member]
IFRS 9 - Overview of active and expired moratoria [Line Items]
Moratoria in Corporate Bank [text value]	2,322	[1]	2,362
Moratoria in Investment Bank [text value]	60	[1]	60
Moratoria in Private Bank [text value]	1,570	[1]	1,124
Moratoria in Capital Release Unit [text value]	0	[1]	0
Total Moratoria [text value]	€ 3,952	[1]	€ 3,546

[1]	Excluding € 0.3 billion as of December 31, 2021 and € 0.3 billion as of December 31, 2020 which qualify for derecognition as these loans meet the pass-through criteria for financial instruments under IFRS 9